Basis of preparation of condensed consolidated interim financial statements (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of exchange rates used to translate its foreign operations

			Average rate
	Closing rate		Three-month period ended June 30,		Six-month period ended June 30,
	June 30, 2026	December 31, 2025	2026	2025	2026	2025
US Dollar ("US$")	5.1766	5.5024	5.0494	5.6661	5.1543	5.7591
Canadian dollar ("CAD")	3.6442	4.0187	3.6469	4.0932	3.7403	4.0867
Euro ("EUR")	5.9106	6.4692	5.8703	6.4236	6.0107	6.2922